UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700
Registrant's telephone number, including area code

Date of fiscal year end: January 31, 2024

Date of reporting period: July 31, 2023

1

Item 1. Reports to Stockholders.

(a)

Private Real Estate Strategy via Liquid REITs ETF

Ticker: PRVT

Residential REIT ETF

Ticker: HAUS

(Formerly: Residential REIT Income ETF)

Semi-Annual Report

July 31, 2023

Armada ETFs

TABLE OF CONTENTS

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

1

Private Real Estate Strategy via Liquid REITs

PORTFOLIO ALLOCATION at July 31, 2023 (Unaudited)

Sector(1)	% of Net Assets
Apartments	47.1%
Warehouse & Industry	25.3
Diversified	10.4
Office Property	3.3
Shopping Centers	3.1
Hotels	3.0
Storage	2.1
Manufactured Homes	2.0
Health Care	2.0
Cash and/or Cash Equivalents(2)	1.7
Total	100.0%

(1)Bloomberg sector categories.

(2)Represents short-term investments and liabilities in excess of other assets.

Residential REIT ETF

PORTFOLIO ALLOCATION at July 31, 2023 (Unaudited)

Sector(1)	% of Net Assets
Apartments	60.8%
Health Care	22.8
Manufactured Homes	9.3
Diversified	4.1
Cash and/or Cash Equivalents(2)	1.9
Management & Services	1.1
Total	100.0%

(1)Bloomberg sector categories.

(2)Represents short-term investments and other assets in excess of liabilities.

2

Private Real Estate Strategy via Liquid REITs ETF

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at July 31, 2023 (Unaudited)

	Shares	Value
Real Estate Investment Trusts(1) — 98.3%
REITS — Apartments — 47.1%
American Homes 4 Rent - Class A	3,210	$120,311
Apartment Income REIT Corp.	340	11,743
AvalonBay Communities, Inc.	130	24,524
Camden Property Trust	2,040	222,544
Centerspace	200	12,426
Equity Residential	375	24,727
Essex Property Trust, Inc.	50	12,177
Independence Realty Trust, Inc.	12,665	215,812
Invitation Homes, Inc.	3,270	116,085
Mid-America Apartment Communities, Inc.	1,500	224,490
NexPoint Residential Trust, Inc.	1,635	67,951
UDR, Inc.	3,670	150,030
		1,202,820
REITS — Diversified — 10.4%
Digital Realty Trust, Inc.	660	82,249
Gaming and Leisure Properties, Inc.	250	11,865
Veris Residential, Inc.(2)	730	13,637
VICI Properties, Inc.	5,025	158,187
		265,938
REITS — Health Care — 2.0%
CareTrust REIT, Inc.	315	6,549
Omega Healthcare Investors, Inc.	200	6,380
Ventas, Inc.	410	19,893
Welltower, Inc.	230	18,895
		51,717
REITS — Hotels — 3.0%
Apple Hospitality REIT, Inc.	480	7,440
DiamondRock Hospitality Co.	900	7,650
Hersha Hospitality Trust	1,215	7,606
Host Hotels & Resorts, Inc.	705	12,972
Pebblebrook Hotel Trust	865	13,364
Summit Hotel Properties, Inc.	1,090	7,020
Sunstone Hotel Investors, Inc.	1,170	11,922
Xenia Hotels & Resorts, Inc.	590	7,493
		75,467
REITS — Manufactured Homes — 2.0%
Equity LifeStyle Properties, Inc.	380	27,048
Sun Communities, Inc.	190	24,757
		51,805

	Shares	Value
Real Estate Investment Trusts(1) — 98.3% (Continued)
REITS — Office Property — 3.3%
Alexandria Real Estate Equities, Inc.	145	$18,224
Boston Properties, Inc.	320	21,322
Brandywine Realty Trust	1,700	8,585
Cousins Properties, Inc.	580	14,169
Douglas Emmett, Inc.	600	8,820
Highwoods Properties, Inc.	555	14,025
		85,145
REITS — Shopping Centers — 3.1%
Acadia Realty Trust	865	13,589
Brixmor Property Group, Inc.	350	7,959
Federal Realty Investment Trust	130	13,198
Kimco Realty Corp.	770	15,600
Regency Centers Corp.	325	21,297
Retail Opportunity Investments Corp.	555	8,175
		79,818
REITS — Storage — 2.1%
Extra Space Storage, Inc.	260	36,288
Public Storage	65	18,314
		54,602
REITS — Warehouse & Industry — 25.3%
EastGroup Properties, Inc.	660	116,939
First Industrial Realty Trust, Inc.	970	50,149
Prologis, Inc.	1,645	205,214
Rexford Industrial Realty, Inc.	2,195	120,922
STAG Industrial, Inc. - Class A	900	32,670
Terreno Realty Corp.	2,005	118,977
		644,871
Total Real Estate Investment Trusts
(Cost $2,543,391)		2,512,183

Short-Term Investments — 1.7%
Money Market Funds — 1.7%
First American Government Obligations Fund, Class X, 5.175%(3)	42,510	42,510
Total Short-Term Investments
(Cost $42,510)		42,510

Total Investments In Securities — 100.0%
(Cost $2,585,901)		2,554,693
Liabilities in Excess of Other Assets — (0.0)%(4)		(58)
Total Net Assets — 100.0%		$2,554,635

3

Private Real Estate Strategy via Liquid REITs ETF

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS at July 31, 2023 (Unaudited) (Continued)

REITReal Estate Investment Trust

(1)Grouped by Bloomberg Sector Categories

(2)Non-income producing security.

(3)The rate shown is the annualized seven-day effective yield as of July 31, 2023.

(4)Does not round to 0.1% or (0.1)%, as applicable.

Residential REIT ETF

4	The accompanying notes are an integral part of these financial statements.

	Shares	Value
Real Estate Investment Trusts (1) — 98.1%
REITS — Apartments — 60.8%
American Homes 4 Rent - Class A	8,127	$304,600
Apartment Income REIT Corp.	4,592	158,608
Apartment Investment and Management Co.	6,418	53,462
AvalonBay Communities, Inc.	1,816	342,588
BRT Apartments Corp.	758	14,758
Camden Property Trust	2,282	248,943
Centerspace	1,491	92,636
Elme Communities	5,628	91,455
Equity Residential	3,780	249,253
Essex Property Trust, Inc.	876	213,350
Independence Realty Trust, Inc.	12,068	205,639
Invitation Homes, Inc.	6,142	218,041
Mid-America Apartment Communities, Inc.	2,265	338,980
NexPoint Residential Trust, Inc.	859	35,700
UDR, Inc.	5,001	204,441
		2,772,454
REITS — Diversified — 4.1%
UMH Properties, Inc.	5,708	95,038
Veris Residential, Inc.(2)	4,993	93,270
		188,308
REITS — Health Care — 22.8%
CareTrust REIT, Inc.	8,630	179,418
LTC Properties, Inc.	1,283	43,057
National Health Investors, Inc.	2,855	156,768
Omega Healthcare Investors, Inc.	5,733	182,883
Ventas, Inc.	5,360	260,067
Welltower, Inc.	2,679	220,080
		1,042,273
REITS — Management & Service — 1.1%
Tricon Residential, Inc.	5,452	50,867

REITS — Manufactured Homes — 9.3%
Equity LifeStyle Properties, Inc.	2,969	211,334
Sun Communities, Inc.	1,638	213,431
		424,765
Total Real Estate Investment Trusts
(Cost $4,703,748)		4,478,667

	Shares	Value
Short-Term Investments — 1.6%
Money Market Funds — 1.6%
First American Government Obligations Fund, Class X, 5.175%(3)	72,242	72,242
Total Short-Term Investments
(Cost $72,242)		72,242

Total Investments In Securities — 99.7%
(Cost $4,775,990)		4,550,909
Other Assets in Excess of Liabilities — 0.3%		11,812
Total Net Assets — 100.0%		$4,562,721

REITReal Estate Investment Trust

(1)Grouped by Bloomberg Sector Categories

(2)Non-income producing security.

(3)The rate shown is the annualized seven-day effective yield as of July 31, 2023.

SCHEDULE OF INVESTMENTS at July 31, 2023 (Unaudited)

Armada ETFs

The accompanying notes are an integral part of these financial statements.	5

STATEMENTS OF ASSETS AND LIABILITIES at July 31, 2023 (Unaudited)

	Private Real Estate Strategy via Liquid REITs ETF	Residential REIT ETF

Assets:
Investments in securities, at value (Note 2)	$2,554,693	$4,550,909
Receivables:
Investment securities sold	—	622,279
Dividends and interest	331	2,919
Total assets	2,555,024	5,176,107

Liabilities:
Payables:
Investment securities purchased	—	611,033
Management fees (Note 4)	389	2,353
Total liabilities	389	613,386
Net Assets	$2,554,635	$4,562,721

Components of Net Assets:
Paid-in capital	$2,581,880	$5,121,798
Total distributable (accumulated) earnings (losses)	(27,245)	(559,077)
Net assets, offering and redemption price per share	$2,554,635	$4,562,721

Net Asset Value (unlimited shares authorized):
Net assets	$2,554,635	$4,562,721
Shares of beneficial interest issued and outstanding	125,000	280,000
Net asset value	$20.44	$16.30

Cost of investments	$2,585,901	$4,775,990

Armada ETFs

6	The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS For the Period Ended July 31, 2023 (Unaudited)

	Private Real Estate Strategy via Liquid REITs ETF(1)	Residential REIT ETF

Investment Income:
Dividend income (net of foreign withholding tax of $119 and $0, respectively)	$4,430	$79,870
Interest income	59	1,784
Total investment income	4,489	81,654

Expenses:
Management fees (Note 4)	526	12,760
Total expenses	526	12,760
Net investment income (loss)	3,963	68,894

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	—	(287,968)
Change in net unrealized appreciation/depreciation on investments	(31,208)	226,812
Net realized and unrealized gain (loss) on investments	(31,208)	(61,156)
Net increase (decrease) in net assets resulting from operations	$(27,245)	$7,738

(1)The Fund commenced operations on June 12, 2023. The information presented is from June 12, 2023 to July 31, 2023.

7

Private Real Estate Strategy via Liquid REITs ETF

The accompanying notes are an integral part of these financial statements.	7

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended July 31, 2023(1) (Unaudited)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$3,963
Net realized gain (loss)	—
Change in net unrealized appreciation/depreciation	(31,208)
Net increase (decrease) in net assets resulting from operations	(27,245)

Distributions to Shareholders:
Net distributions to shareholders	—

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(2)	2,581,880
Total increase (decrease) in net assets	2,554,635

Net Assets:
Beginning of period	—
End of period	$2,554,635

(1)The Fund commenced operations on June 12, 2023. The information presented is from June 12, 2023 to July 31, 2023.

(2)Summary of share transactions is as follows:

	Period Ended July 31, 2023(1) (Unaudited)
	Shares	Value
Shares sold	125,000	$2,581,880
Shares redeemed	—	—
Net increase (decrease)	125,000	$2,581,880

Residential REIT ETF

8	The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended July 31, 2023 (Unaudited)	Period Ended January 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$68,894	$41,742
Net realized gain (loss) on investments	(287,968)	(35,747)
Change in net unrealized appreciation/depreciation on investments	226,812	(441,210)
Net increase (decrease) in net assets resulting from operations	7,738	(435,215)

Distributions to Shareholders:
Net distributions to shareholders	(71,459)	(60,141)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(2)	487,875	4,633,923
Total increase (decrease) in net assets	424,154	4,138,567

Net Assets:
Beginning of period	4,138,567	—
End of period	$4,562,721	$4,138,567

(1)The Fund commenced operations on February 28, 2022. The information presented is from February 28, 2022 to January 31, 2023.

(2)Summary of share transactions is as follows:

	Six-Months Ended July 31, 2023 (Unaudited)		Period Ended January 31, 2023(1)
	Shares	Value	Shares	Value
Shares sold	70,000	$1,102,306	250,000	$4,633,923
Shares redeemed	(40,000)	(614,431)	—	—
Net increase (decrease)	30,000	$487,875	250,000	$4,633,923

9

Private Real Estate Strategy via Liquid REITs ETF

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended July 31, 2023 (Unaudited)(1)

Net asset value, beginning of period	$20.00

Income from Investment Operations:
Net investment income (loss)(2)	0.12
Net realized and unrealized gain (loss) on investments	0.32
Total from investment operations	0.44

Less Distributions:
From net investment income	—
From long-term capital gains	—
Total distributions	—

Net asset value, end of period	$20.44
Total return(3)(4)	2.19%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$2.6
Portfolio turnover rate(3)(5)	0%
Ratio of expenses to average net assets(6)	0.59%
Ratio of net investment income (loss) to average net assets(6)	4.44%

(1)The Fund commenced operations on June 12, 2023. The information presented is from June 12, 2023 to July 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Excludes the impact of in-kind transactions.

(6)Annualized.

Residential REIT ETF

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended July 31, 2023 (Unaudited)	Period Ended January 31, 2023(1)
Net asset value, beginning of period	$16.55	$20.00

Income from Investment Operations:
Net investment income (loss)(2)	0.25	0.25
Net realized and unrealized gain (loss) on investments	(0.25)	(3.36)
Total from investment operations	0.00	(3.11)

Less Distributions:
From net investment income	(0.25)	(0.24)
From long-term capital gains	—	(0.10)
Total distributions	(0.25)	(0.34)

Net asset value, end of period	$16.30	$16.55
Total return(3)(4)	0.00%	(15.56)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$4.6	$4.1
Portfolio turnover rate(3)(5)	19%	15%
Ratio of expenses to average net assets(6)	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(6)	3.24%	1.59%

(1)The Fund commenced operations on February 28, 2022. The information presented is from February 28, 2022 to January 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Excludes the impact of in-kind transactions.

(6)Annualized.

11

Armada ETFs

NOTES TO FINANCIAL STATEMENTS July 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

The Private Real Estate Strategy via Liquid REITs ETF and Residential REIT ETF (each, a “Fund,” and collectively, the “Funds”) are non-diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Armada ETF Advisors LLC (“Armada” or the “Sub-Adviser”), serves as sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Private Real Estate Strategy via Liquid REITs ETF commenced operations on June 12, 2023 and the Residential REIT ETF commenced operations on February 28, 2022. Prior to May 31, 2023, the Residential REIT ETF was formerly named the Residential REIT Income ETF and prior to October 21, 2022, was named the Home Appreciation U.S. REIT ETF.

The investment objective for each Fund is to seek total return.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

Effective September 8, 2022, for securities for which quotations are not readily available, under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

12

Armada ETFs

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2023:

Private Real Estate Strategy via Liquid REITs ETF

Investments in Securities	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts(1)	$2,512,183	$—	$—	$2,512,183
Short-Term Investments	42,510	—	—	42,510
Total Investments in Securities	$2,554,693	$—	$—	$2,554,693

Residential REIT ETF

Investments in Securities	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts(1)	$4,478,667	$—	$—	$4,478,667
Short-Term Investments	72,242	—	—	72,242
Total Investments in Securities	$4,550,909	$—	$—	$4,550,909

(1)See Schedule of Investments for the industry breakout.

B.Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of July 31, 2023, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid quarterly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS July 31, 2023 (Unaudited) (Continued)

13

Armada ETFs

E.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

I.Recently Issued Accounting Pronouncements.

•In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Funds are currently evaluating the impact of these amendments on the financial statements.

•In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

NOTE 3 – PRINCIPAL INVESTMENTS RISKS

A.Concentration Risk. Each Fund’s investments will be concentrated in the real estate industry. As a result, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

B.Convertible Securities Risk (Residential REIT ETF Only). Convertible securities rank senior to the issuer’s common stock, but may be subordinate to senior debt obligations. In part, the total return for a convertible security may depend upon the performance of the underlying stock into which it can be converted. Convertible securities are also subject to counterparty risk which is the likelihood or probability that one of the parties involved in an agreement, or participating in a transaction, might default on its contractual obligation. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund which could affect the Fund’s performance.

C.Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Funds are susceptible to operational, information security, and related risks. Cyber incidents affecting the Funds or their service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with each Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

NOTES TO FINANCIAL STATEMENTS July 31, 2023 (Unaudited) (Continued)

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D.Data Risk (Private Real Estate Strategy via Liquid REITs ETF Only). The Sub-Adviser relies heavily on publicly available data about non-traded REITs and publicly-traded REITs. If data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to portfolio management decisions for the Fund that would not have been made had the data been correct and complete.

E.Debt Securities Risk. Each Fund invests in debt securities, such as bonds and certain asset-backed securities, that involve certain risks, including:

•Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Funds may “call” or repay the security prior to its stated maturity, and the Funds may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Funds’ income.

•Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

•Extension Risk. When interest rates rise, certain obligations will be repaid by the obligor more slowly than anticipated, causing the value of these securities to fall.

F.Derivatives Risk (Residential REIT ETF Only). The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

•Swap Agreements Risk. Swap agreements are entered into primarily with major global financial institutions for a specified period, which may range from one day to more than six months. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular sector or index. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation, and leverage risk. Swap agreements could result in losses if interest rates or credit quality changes are not correctly anticipated by the Fund, if the reference index, security, or investments do not perform as expected, or if the counterparty defaults.

•Options Risk. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. Additionally, the value of the option may be lost if the Sub-Adviser fails to exercise such option at or prior to its expiration.

G.ETF Risk.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

NOTES TO FINANCIAL STATEMENTS July 31, 2023 (Unaudited) (Continued)

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•Cash Redemption Risk. Each Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Funds may not be able to redeem in-kind certain securities held by the Funds (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Funds may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Funds may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. or The Nasdaq Stock Market, LLC (each, an “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares.

H.Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Funds’ portfolios may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

I.Foreign Securities Risk (Residential REIT ETF Only). Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

J.General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Funds’ portfolios may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

K.Management Risk. The Funds are actively-managed and may not meet their investment objectives based on the Sub-Adviser’s (defined below) success or failure to implement investment strategies for the Funds. In addition, for the Private Real Estate Strategy via Liquid REITs ETF, the Sub-Adviser’s strategy is based on its analysis of both non-traded REITs and publicly-traded REITs. A number of factors, such as the location and quality of actual real estate included in a REIT, as well as tenancy rates and leverage, can have a significant impact on a REIT’s performance and cause the performance of REITs with similar asset allocations to vary widely performance-wise. Further, REITs are sensitive to socio-economic trends, such as work-from home, demographic shifts, and interest rate changes. The Sub-Adviser analyzes such factors for the Fund’s investment strategy. However, the Sub-Adviser’s analysis concerning particular REITs may prove to be inaccurate, which could cause the Fund’s portfolio to behave differently than anticipated.

NOTES TO FINANCIAL STATEMENTS July 31, 2023 (Unaudited) (Continued)

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L.New Adviser Risk. The Sub-Adviser has been a registered investment adviser since January 2022 and had not previously served as an adviser or sub-adviser to an investment company. As a result, there is no long-term track record against which an investor may judge the Sub-Adviser and it is possible that the Sub-Adviser may not achieve the Fund’s intended investment objective.

M.Newer Fund Risk. The Funds are recently organized management investment companies with limited operating histories. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that either Fund will grow to or maintain an economically viable size.

N.Non-Diversification Risk. Because the Funds are “non-diversified,” they may invest a greater percentage of their assets in the securities of a single issuer or a smaller number of issuers than if they were diversified funds. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Funds’ overall values to decline to a greater degree than if the Funds held more diversified portfolios.

O.Other Investment Companies Risk (Residential REIT ETF Only). The Fund will incur higher and duplicative expenses when it invests in ETFs and other investment companies. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.

P.Real Estate Securities Risk (Residential REIT ETF Only). Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in Residential REITs and Real Estate-Related Securities. Investing in Residential REITs and Real Estate-Related Securities may subject the Fund to risks associated with the direct ownership of real estate. Changes in interest rates may also affect the value of the Fund’s investment in Residential REITs and Real Estate-Related Securities. Real estate investments are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate investments are also subject to heavy cash flow dependency and defaults by borrowers.

Q.Real Estate Securities Risk (Private Real Estate Strategy via Liquid REITs ETF Only). Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate. Changes in interest rates may also affect the value of the Fund’s investment in certain REITs. Real estate investments are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate investments are also subject to heavy cash flow dependency and defaults by borrowers.

R.REIT Risk. A REIT is a company that owns or finances income-producing real estate and meets certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), as more fully described in the Funds’ Statement of Additional Information (“SAI”). Through its investments in REITs, each Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Funds invest in REITs concentrated in specific geographic areas or property types, the Funds may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Funds will indirectly bear a proportionate share of those fees and expenses.

S.Residential Mortgage-Backed Securities (“RMBS”) Risk. RMBS are subject to the risks generally associated with fixed-income securities and mortgage-backed securities. Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances. The risks associated with RMBS are greater for those in the Alt-A and subprime first lien

NOTES TO FINANCIAL STATEMENTS July 31, 2023 (Unaudited) (Continued)

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mortgage sectors than those in the prime first lien mortgage sectors, but the risks exist for all RMBS. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Therefore, RMBS backed by subprime loans may suffer significantly greater declines in value due to defaults or the increased risk of default.

T.Mortgage-Related Securities (“MBS”) Risk (Private Real Estate Strategy via Liquid REITs ETF Only). Mortgage-related securities, including CMBS (defined below) and RMBS, may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and defaults. The prices of MBS, depending on their structure and the rate of payments, can be volatile. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

•Commercial Mortgage-Backed Securities (“CMBS”) Risk (Private Real Estate Strategy via Liquid REITs ETF Only). CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to oversight of the Board. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of each Fund as follows:

Fund	Management Fee
Private Real Estate Strategy via Liquid REITs ETF	0.59%
Residential REIT ETF	0.60%

Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by each Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by a Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Management Fee payable to the Adviser. The Management Fees incurred are paid monthly to the Adviser. Management Fees for the period ended July 31, 2023 are disclosed in the Statement of Operations.

The Sub-Adviser serves as the investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by a Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of each Fund’s average daily net assets (the “Sub-Advisory Fee”).

The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by each Fund except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligations for each Fund, the Adviser has agreed to pay the Sub-Adviser the profits, if any, generated by each Fund’s unitary management fees. Expenses incurred by each Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is the Funds’ administrator and an affiliate of the Adviser.

NOTES TO FINANCIAL STATEMENTS July 31, 2023 (Unaudited) (Continued)

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Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended July 31, 2023, there were no cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions for the Private Real Estate Strategy via Liquid REITs ETF. For the six-months ended July 31, 2023, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions for the Residential REIT ETF were $828,788 and $817,988, respectively.

For the period ended July 31, 2023, there were no purchases or sales of long-term U.S. government securities for the Funds.

For the period ended July 31, 2023, in-kind transactions associated with creations and redemptions for the Private Real Estate Strategy via Liquid REITs ETF were $2,543,390 and $0, respectively. For the six-months ended July 31, 2023, in-kind transactions associated with creations and redemptions for the Residential REIT ETF were $1,079,731 and $601,262, respectively.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions paid during the period ended July 31, 2023 (estimated) for the Private Real Estate Strategy via Liquid REITs ETF. The tax character of distributions paid during the six months ended July 31, 2023 (estimated) and period ended January 31, 2023 for the Residential REIT ETF was as follows:

Distributions paid from:	July 31, 2023	January 31, 2023
Ordinary income	$71,459	$43,464
Long-term capital gain	—	16,677

As of the period ended January 31, 2023, the components of distributable (accumulated) earnings (losses) on a tax basis for the Residential REIT ETF were as follows:

Cost of investments(1)	$4,601,495
Gross tax unrealized appreciation	109,619
Gross tax unrealized depreciation	(593,486)
Net tax unrealized appreciation (depreciation)	(483,867)
Undistributed ordinary income (loss)	—
Undistributed long-term capital gain (loss)	—
Other accumulated gain (loss)	(11,489)
Total accumulated gain (loss)	$(495,356)

(1)The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales.

NOTES TO FINANCIAL STATEMENTS July 31, 2023 (Unaudited) (Continued)

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Capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Funds’ next taxable year. As of the most recent fiscal year ended January 31, 2023, the Residential REIT ETF had no late year losses. As of the most recent fiscal year ended January 31, 2023, the Residential REIT ETF had elected to defer post-October capital losses of $11,489. The Private Real Estate Strategy via Liquid REITs ETF commenced operations on June 12, 2023 and therefore did not have any prior year components of distributable (accumulated) earnings (losses) on a tax basis to report.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 8 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective August 31, 2023, Eric Falkeis resigned as Secretary of the Trust. Lissa M. Richter resigned as Assistant Secretary and was appointed as Secretary of the Trust. Ally L. Mueller resigned as Assistant Treasurer and was appointed as Vice President of the Trust.

NOTES TO FINANCIAL STATEMENTS July 31, 2023 (Unaudited) (Continued)

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EXPENSE EXAMPLES For the Period Ended July 31, 2023 (Unaudited)

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund shares, and (2) ongoing costs, including management fees of the Fund. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The Private Real Estate Strategy via Liquid REITs ETF actual example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from June 12, 2023 (commencement of operations) to July 31, 2023. The Private Real Estate Strategy via Liquid REITs ETF hypothetical example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from February 1, 2023 to July 31, 2023. The Residential REIT ETF examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from February 1, 2023 to July 31, 2023.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. The examples include, but are not limited to, unitary fees. However, the examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Funds’ shares. Therefore, the second line of the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Private Real Estate Strategy via Liquid REITs ETF

	Beginning Account Value June 12, 2023	Ending Account Value July 31, 2023	Expenses Paid During the Period June 12, 2023 – July 31, 2023
Actual(1)	$ 1,000.00	$ 1,021.90	$ 0.80

	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During the Period February 1, 2023 – July 31, 2023
Hypothetical (5% annual return before expenses)(2)	$ 1,000.00	$ 1,021.87	$ 2.96

(1)The actual expenses are equal to the Fund’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 49/365 (to reflect the period from June 12, 2023 to July 31, 2023, the commencement of operations date to the end of the period).

(2)The hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent six-month period).

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EXPENSE EXAMPLES For the Period Ended July 31, 2023 (Unaudited) (Continued)

Residential REIT ETF

	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During the Period February 1, 2023 – July 31, 2023(3)
Actual	$ 1,000.00	$ 1,000.00	$ 2.98
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,021.82	$ 3.01

(3)The expenses are equal to the Fund’s annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent six-month period).

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Armada ETFs

Basis for Trustees’ Approval of Investment Advisory and Sub-Advisory AGREEMENTS

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met at a meeting held on April 27, 2023 to consider the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Non-Traded REIT Fund Tracker ETF, now known as the Private Real Estate Strategy via Liquid REITs ETF (the “Fund”), a proposed series of the Trust, and Toroso Investments, LLC, the Fund’s proposed investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services to be Provided. The Board considered the nature, extent and quality of the Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund, including trade execution and recommendations with respect to the hiring, termination, or replacement of sub-advisers to the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who will each serve as a portfolio manager to the Fund, as well as the responsibilities of other key personnel of the Adviser to be involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser currently manages the Residential REIT Income ETF, an open-end exchange traded fund, that is also a series of the Trust with the same investment sub-adviser and primarily invests in real estate investment trusts (“REITs”); however, each Fund’s investment strategies and universe of REIT investments are distinct.

The Board also considered other services to be provided to the Fund by the Adviser, such as monitoring adherence to the Fund investment strategy and restrictions, oversight of the Armada ETF Advisors LLC (“Armada” or the “Sub-Adviser”), the Fund’s sub-adviser, and other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed ETF. The Board noted that the Adviser would be responsible for trade execution and the Sub-Adviser would be responsible for portfolio investment decisions for the Fund, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.Investment Performance of the Fund and the Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration. The Board also considered that because the portfolio investment decision-making for the Fund would be performed by the Sub-Adviser, the Fund’s performance would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to the Fund’s performance, the Board in the future would focus on the Adviser’s services, including the extent to which the Fund was achieving its investment objective, as well as the Adviser’s oversight of the Sub-Adviser’s services.

3.Cost of Services to be Provided and Profits to be Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s proposed advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning that the

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Armada ETFs

Basis for Trustees’ Approval of Investment Advisory and Sub-Advisory AGREEMENTS (Continued)

Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b 1 Plan. The Board noted that the Adviser agreed to pay all other expenses incurred by the Fund, subject to the Sub-Adviser’s contractual agreement to assume a portion of such obligation in exchange for a portion of the profits, if any, generated by the Fund’s unitary fee. The Board considered comparative information prepared by Fund Services utilizing data provided by Morningstar Direct relating to the cost structure of the Fund relative to a peer group. The Board noted that the Fund was compared to a peer group of ETFs in the U.S. real estate fund category.

The Board concluded that the Fund’s proposed expense ratio and the advisory fee to be paid to the Adviser were fair and reasonable in light of the comparative expense information and the investment management services to be provided to the Fund by the Adviser given the nature of the Fund’s investment strategy. The Board also evaluated, based on information provided by the Adviser, the compensation and benefits expected to be received by the Adviser and its affiliates from their relationship with the Fund, taking into account an analysis of the Adviser’s expected profitability with respect to the Fund. The Board further concluded that the Adviser has adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.Extent of Economies of Scale as the Fund Grows. The Board considered the potential economies of scale that the Fund might realize under the structure of the proposed advisory fee. The Board noted the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.Benefits to be Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser will provide to the Fund; and (c) the approval of the Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

At the meeting held on April 27, 2023, the Board also considered the initial approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Fund, proposed to be entered into between the Adviser and Armada. Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Sub-Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from outside legal counsel to the Trust and the Independent Trustees, the Sub-Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Sub-Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services to be Provided. The Board considered the nature, extent and quality of Armada’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of Alfred Otero, who will serve as a portfolio manager for the Fund, as well as the responsibilities of other key personnel of Armada to be involved in the day-to-day activities of the Fund. The Board reviewed the due diligence information provided by Armada, including information regarding Armada’s compliance program, its compliance personnel and compliance record, as well as Armada’s cybersecurity program and business continuity plan. The Board noted that Armada does not anticipate any conflicts of interest in the management of the Fund in relation to other accounts or strategies.

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Armada ETFs

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that Armada would be responsible for the Fund’s portfolio investment decisions, subject to the supervision of the Adviser.

The Board concluded that Armada had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Sub-Adviser’s compliance program, were satisfactory.

2.Investment Performance of the Fund and the Sub-Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration.

3.Cost of Services to be Provided and Profits to be Realized by the Sub-Adviser. The Board considered the structure of the proposed sub-advisory fee to be paid by the Adviser to Armada under the Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fee payable under the Sub-Advisory Agreement was reasonable in light of the services to be performed by Armada. Since the sub-advisory fee is to be paid by the Adviser, the overall advisory fees paid by the Fund are not directly affected by the sub-advisory fee paid to Armada. Consequently, the Board did not consider the cost of services provided by Armada or the potential profitability of its relationship with the Fund to be material factors for consideration given that Armada is not affiliated with the Adviser and, therefore, the sub-advisory fees to be paid to Armada were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees to be paid to Armada by the Adviser reflected an appropriate allocation of the advisory fees and was reasonable in light of the services to be provided by Armada.

4.Extent of Economies of Scale as the Fund Grows. Since the sub-advisory fees payable to Armada are not paid by the Fund, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5.Benefits to be Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by Armada from its association with the Fund. The Board concluded that the benefits Armada may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that Armada will provide to the Fund; and (c) the approval of the Sub-Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

Basis for Trustees’ Approval of Investment Advisory and Sub-Advisory AGREEMENTS (Continued)

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Armada ETFs

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the Private Real Estate Strategy via Liquid REITs ETF (the “Fund”), has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect the Fund’s shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Toroso Investments, LLC, the Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a Program Administrator Committee composed of certain Trust officers. The Program Administrator has also delegated certain responsibilities under the Program to the investment sub-adviser of the Fund; however, the Program Administrator remains responsible for the overall administration and operation of the Program. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On November 21, 2022, the Board reviewed the Program Administrator’s written annual report for the period October 1, 2021 through September 30, 2022 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program is reasonably designed and operating effectively.

The Private Real Estate Strategy via Liquid REITs ETF commenced operations on June 12, 2023 and was not part of the Report but has adopted the Program upon commencement of operations.

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Armada ETFs

ADDITIONAL INFORMATION

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (800) 693-8288 or by accessing the Funds’ website at www.armadaetfs.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-months ended June 30 is available upon request without charge by calling (800) 693-8288 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ portfolio holdings are posted on the Funds’ website daily at www.armadaetfs.com. The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling (800) 693-8288. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily net asset value (“NAV”) is available, without charge, on the Funds’ website at www.armadaetfs.com.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 693-8288. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.armadaetfs.com.

Investment Adviser

Toroso Investments, LLC

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

Investment Sub-Adviser

Armada ETF Advisors LLC

2 Enterprise Drive, Suite 406

Shelton, Connecticut 06484

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 N. Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Godfrey & Kahn, S.C.

833 East Michigan Street, Suite 1800

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank N.A. Custody Operations

1555 North RiverCenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Fund Administrator

Tidal ETF Services LLC

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Private Real Estate Strategy via Liquid REITs ETF	PRVT	886364397
Residential REIT ETF	HAUS	886364587

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

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Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 6, 2023

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	October 6, 2023

* Print the name and title of each signing officer under his or her signature.

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